Asset retirement obligations - Summary of asset retirement obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	$ 111,378	$ 96,017
Acquired during the year	3,300
Accretion during the year	1,412	1,945
Revisions to estimate	21,678	15,769
Settlements	(2,313)	(2,301)
Disposal		(52)
Ending Balance	135,455	111,378
Less: Current portion	(4,088)	(4,701)
Long term portion	131,367	106,677
Estimated undiscounted amount	177,586	138,687
Turkey
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	44,816	39,196
Acquired during the year	0
Accretion during the year	608	753
Revisions to estimate	10,209	5,539
Settlements	(1,039)	(672)
Disposal		0
Ending Balance	54,594	44,816
Less: Current portion	0	0
Long term portion	54,594	44,816
Estimated undiscounted amount	71,404	56,752
Canada
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	12,961	12,638
Acquired during the year	3,300
Accretion during the year	131	243
Revisions to estimate	(554)	80
Settlements	0	0
Disposal		0
Ending Balance	15,838	12,961
Less: Current portion	0	0
Long term portion	15,838	12,961
Estimated undiscounted amount	18,416	14,218
Greece
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	51,940	42,650
Acquired during the year	0
Accretion during the year	649	863
Revisions to estimate	220	10,056
Settlements	(1,274)	(1,629)
Disposal		0
Ending Balance	51,535	51,940
Less: Current portion	(4,088)	(4,701)
Long term portion	47,447	47,239
Estimated undiscounted amount	68,704	65,564
Romania
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	1,661	1,533
Acquired during the year	0
Accretion during the year	24	34
Revisions to estimate	11,803	94
Settlements	0	0
Disposal		0
Ending Balance	13,488	1,661
Less: Current portion	0	0
Long term portion	13,488	1,661
Estimated undiscounted amount	19,062	2,153
Brazil
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	0	0
Acquired during the year	0
Accretion during the year	0	52
Revisions to estimate	0	0
Settlements	0	0
Disposal		(52)
Ending Balance	0	0
Less: Current portion	0	0
Long term portion	0	0
Estimated undiscounted amount	$ 0	$ 0